Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity

	Barclays Bank Group
	2025	2024
	£m	£m
Currency translation reserve	2,534	3,690
Fair value through other comprehensive income reserve	(1,014)	(1,681)
Cash flow hedging reserve	(907)	(2,448)
Own credit reserve	(990)	(1,059)
Other reserves	198	196
Total	(179)	(1,302)